Applicable laws and regulations (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Ordinary Capital	$ 859,725	$ 939,548
Risk Weighted Assets	$ 7,779,919	$ 6,478,314
Percentage of Leverage Coefficient	11.05%	14.50%